SCHEDULE OF TAX CREDIT PERIOD (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Current year tax charge/(credit)	$ 51	$ 55,280
Adjustments in respect of prior periods	(3,263,830)	(32,864)	(12,202)
Origination and reversal of timing differences
Total tax charge/(credit) for the period	(3,263,779)	22,416	(12,202)
Loss before taxation	(7,970,071)	(16,803,045)	(13,283,888)
Loss charged at standard rate of corporation tax 19%	(1,514,313)	(3,192,578)	(2,523,939)
Tax losses arising in the year not recognized	1,401,608	3,032,344	2,279,050
Tax losses surrendered for Research and Development
Expenses not deductible for taxation	123,112	220,187	241,985
Tax increase from effect of capital allowances and depreciation	484	748	124
Difference in tax rates	(5,015)
Research and Development enhanced expenditure
Research and Development tax credits claimed in respect of previous periods	(3,263,830)	(32,864)	(12,202)
Consolidation adjustment in relation to foreign exchange movements	$ (5,825)	$ (5,421)	$ 2,780